Revenues - License and Collaboration Agreement (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 01, 2018	Oct. 08, 2013	Dec. 21, 2011	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment				$ (183,004)	$ (183,004)	$ (107,104)
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Upfront payment					6,500
Development milestone payments achieved					$ 40,000
Remaining per life cycle indication regulatory approval milestone payments				20,000
Remaining regulatory approval milestone payments				$ 60,000
Threshold percentage of sales in provinces to promote					30.00%
Percentage of transaction price allocated to license to fruquintinib		90.00%
Percentage of transaction price allocated to research and development		10.00%
Research and development cost reimbursements					$ 9,309
Amortization of the upfront payment					122
Recognition and amortization of the milestone payments (note)					13,849
Royalties					261
Milestone revenue					$ 23,541
Maximum amount of series of payments expected to be received		$ 86,500
Percentage of additional royalties on net sales					40.00%
License and collaboration agreement with Eli Lilly | ASC 605
Revenue from license and collaboration agreements-third parties
Research and development cost reimbursements						12,145	$ 12,133
Amortization of the upfront payment						1,589	1,662
Recognition and amortization of the milestone payments (note)						4,494
Milestone revenue						18,228	13,795
License and collaboration agreement with Eli Lilly | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment	$ 100
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements-third parties
Percentage of royalties		20.00%		29.00%
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements-third parties
Percentage of royalties		15.00%		15.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment					$ 20,000
Development milestone payments achieved					25,000
Upfront and milestone payments			$ 140,000
Percentage of transaction price allocated to license to savolitinib			95.00%
Percentage of transaction price allocated to research and development			5.00%
Research and development cost reimbursements					5,876
Amortization of the upfront payment					273
Recognition and amortization of the milestone payments (note)					387
Milestone revenue					6,536
License and collaboration agreement with AstraZeneca | ASC 605
Revenue from license and collaboration agreements-third parties
Research and development cost reimbursements						3,058	2,701
Amortization of the upfront payment						66	17
Recognition and amortization of the milestone payments (note)						4,963	9,931
Milestone revenue						8,087	$ 12,649
License and collaboration agreement with AstraZeneca | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment	1,200
License and collaboration agreement with AstraZeneca | Outside of China
Revenue from license and collaboration agreements-third parties
Threshold revenue for tier two royalty rate			$ 5,000,000
Period over which royalty rate steps down			2 years
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements-third parties
Percentage of royalties			30.00%
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one			13.00%
Percentage of royalties, tier two			18.00%
Percentage of royalties, tier three			14.50%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one			9.00%
Percentage of royalties, tier two			14.00%
Percentage of royalties, tier three			10.50%
ASU 2014-09 | ASC 605
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment				$ (182,620)	(182,620)
ASU 2014-09 | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment				$ 384	$ 384
ASU 2014-09 | License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Upfront payment	6,200
Development milestone payments achieved	23,300
Upfront and milestone payments	29,500
ASU 2014-09 | License and collaboration agreement with Eli Lilly | ASC 605
Revenue from license and collaboration agreements-third parties
Upfront payment						5,700
Development milestone payments achieved						23,700
Upfront and milestone payments						29,400
ASU 2014-09 | License and collaboration agreement with Eli Lilly | Adjustments
Revenue from license and collaboration agreements-third parties
Upfront payment	500
Development milestone payments achieved	(400)
Upfront and milestone payments	100
ASU 2014-09 | License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment	19,300
Development milestone payments achieved	24,000
Upfront and milestone payments	43,300
ASU 2014-09 | License and collaboration agreement with AstraZeneca | ASC 605
Revenue from license and collaboration agreements-third parties
Upfront payment						19,600
Development milestone payments achieved						24,900
Upfront and milestone payments						$ 44,500
ASU 2014-09 | License and collaboration agreement with AstraZeneca | Adjustments
Revenue from license and collaboration agreements-third parties
Upfront payment	(300)
Development milestone payments achieved	(900)
Upfront and milestone payments	$ (1,200)